Marketable securities and other securities investments (Tables)	12 Months Ended
Mar. 31, 2014
Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value of Marketable Securities and Other Securities Investments

Marketable securities and other securities investments include public and corporate bonds and common stocks for which the aggregate cost, gross unrealized gains and losses and fair value are as follows:

	Yen in millions
	March 31, 2013
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	4,350,942	211,070	8,866	4,553,146
Common stocks	599,371	804,405	2,593	1,401,183
Other	537,272	31,416	2	568,686

Total	5,487,585	1,046,891	11,461	6,523,015

Securities not practicable to determine fair value
Public and corporate bonds	20,148
Common stocks	79,082

Total	99,230

	Yen in millions
	March 31, 2014
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	5,879,336	290,964	5,377	6,164,923
Common stocks	619,811	1,377,653	268	1,997,196
Other	538,306	34,076	49	572,333

Total	7,037,453	1,702,693	5,694	8,734,452

Securities not practicable to determine fair value
Public and corporate bonds	433
Common stocks	77,035

Total	77,468